Other investments	12 Months Ended
Dec. 31, 2023
Other investments
Other investments

23.  Other investments

Other investments consist of the following:

	December 31, 2023	December 31, 2022
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	14,809	14,818
1.5% US treasury notes - at amortised cost	—	35,547
0% US treasury bills - at amortised cost	54,419	—
0.875% US treasury bills - at amortised cost	15,008	—
	84,236	50,365
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	3,242	2,969
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	14,832	14,934
	18,074	17,903

Debt securities classified as fair value through other comprehensive income, denominated in EUR, have an interest rate of 1.7% and mature in 9 years.

Debt securities classified as amortized cost investments are zero-coupon treasury notes or have a coupon rate of 0.875% and mature in one to ten months.